9. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CEO
Revenues	$ 18,000	$ 36,000	$ 11,000
Trade Receivables Held-for-sale, Amount	0	0
Due to Related Parties, Current	14,500	17,000
Medifocus Asia, Ltd.
Revenues	0	232,000	6,000
Trade Receivables Held-for-sale, Amount		$ 196,000	$ 0
Douglas Liu
Convertible Debt	50,000
Interest Expense, Related Party	$ 16,304
Shares Issuable Settlement of Debt to Related Party	1,657,595
Gwyneth Gold Limited
Convertible Debt	$ 790,000
Interest Expense, Related Party	$ 319,250